OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2012
Segment Products and Services

Makita is a manufacturer and wholesaler of electric power tools and other tools. The operating segments derive substantially all of their revenues from the sale of electric power tools and parts and repairs.

Year ended March 31, 2010

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥55,767	¥109,484	¥34,547	¥9,007	¥37,018	¥245,823	¥-	¥245,823
Inter-segment	33,309	2,809	1,847	57,820	98	95,883	(95,883)	-

Total	89,076	112,293	36,394	66,827	37,116	341,706	(95,883)	245,823

Operating expenses	89,719	99,418	36,034	57,947	34,942	318,060	(102,627)	215,433
Segment income	(643)	12,875	360	8,880	2,174	23,646	6,744	30,390
Other income (expense), net	-	-	-	-	-	-	-	3,128
Income before income taxes	-	-	-	-	-	-	-	33,518
Long-lived assets	41,214	14,887	1,983	10,732	4,543	73,359	(159)	73,200
Segment assets	232,226	110,009	30,281	58,148	39,229	469,893	(120,054)	349,839
Capital expenditures	3,800	4,817	198	1,541	543	10,899	(62)	10,837
Write-down of inventories	87	-	-	45	63	195	-	195
Depreciation and amortization	4,693	1,351	431	1,497	397	8,369	(61)	8,308
Impairment loss	1,605	-	-	-	-	1,605	-	1,605
Government Grants	¥-	¥-	¥-	¥-	¥339	¥339	¥-	¥339

Year ended March 31, 2011

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥62,194	¥115,554	¥37,573	¥12,365	¥44,944	¥272,630	¥-	¥272,630
Inter-segment	51,230	3,171	2,979	101,216	116	158,712	(158,712)	-

Total	113,424	118,725	40,552	113,581	45,060	431,342	(158,712)	272,630

Operating expenses	102,905	105,361	38,698	100,575	38,646	386,185	(155,464)	230,721
Segment income	10,519	13,364	1,854	13,006	6,414	45,157	(3,248)	41,909
Other income (expense), net	-	-	-	-	-	-	-	821
Income before income taxes	-	-	-	-	-	-	-	42,730
Long-lived assets	39,400	15,630	1,732	11,210	4,166	72,138	(100)	72,038
Segment assets	236,821	123,140	30,539	72,264	47,145	509,909	(137,402)	372,507
Capital expenditures	2,781	3,718	214	2,878	235	9,826	(84)	9,742
Write-down of inventories	-	308	4	83	314	709	-	709
Depreciation and amortization	4,225	1,226	355	1,432	377	7,615	(58)	7,557
Impairment loss	-	262	-	-	-	262	-	262
Government Grants	¥-	¥-	¥-	¥-	¥1,327	¥1,327	¥-	¥1,327

Year ended March 31, 2012

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥71,499	¥123,537	¥38,073	¥12,887	¥49,715	¥295,711	¥-	¥295,711
Inter-segment	54,183	4,094	3,145	108,288	351	170,061	(170,061)	-

Total	125,682	127,631	41,218	121,175	50,066	465,772	(170,061)	295,711

Operating expenses	110,086	113,726	38,921	110,396	43,614	416,743	(169,548)	247,195
Segment income	15,596	13,905	2,297	10,779	6,452	49,029	(513)	48,516
Other income (expense), net	-	-	-	-	-	-	-	(1,553)
Income before income taxes	-	-	-	-	-	-	-	46,963
Long-lived assets	39,765	15,407	1,898	16,847	3,956	77,873	(135)	77,738
Segment assets	236,620	121,502	30,966	82,859	52,647	524,594	(141,338)	383,256
Capital expenditures	3,991	2,182	492	6,589	320	13,574	(93)	13,481
Write-down of inventories	14	1,326	34	12	576	1,962	-	1,962
Depreciation and amortization	3,791	1,244	366	1,486	406	7,293	(56)	7,237
Impairment loss	214	-	-	-	-	214	-	214
Government Grants	¥-	¥-	¥-	¥-	¥954	¥954	¥-	¥954

Year ended March 31, 2012

	U.S. Dollars in thousands
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	$871,939	$1,506,549	$464,305	$157,159	$606,280	$3,606,232	$-	$3,606,232
Inter-segment	660,768	49,927	38,354	1,320,585	4,281	2,073,915	(2,073,915)	-

Total	1,532,707	1,556,476	502,659	1,477,744	610,561	5,680,147	(2,073,915)	3,606,232

Operating expenses	1,342,512	1,386,903	474,647	1,346,293	531,877	5,082,232	(2,067,659)	3,014,573
Segment income	190,195	169,573	28,012	131,451	78,684	597,915	(6,256)	591,659
Other income (expense), net	-	-	-	-	-	-	-	(18,939)
Income before income taxes	-	-	-	-	-	-	-	572,720
Long-lived assets	484,939	187,890	23,146	205,451	48,245	949,671	(1,647)	948,024
Segment assets	2,885,610	1,481,732	377,634	1,010,476	642,036	6,397,488	(1,723,634)	4,673,854
Capital expenditures	48,671	26,610	6,000	80,354	3,902	165,537	(1,135)	164,402
Write-down of inventories	171	16,171	415	146	7,024	23,927	-	23,927
Depreciation and amortization	46,232	15,171	4,463	18,122	4,951	88,939	(683)	88,256
Impairment loss	2,610	-	-	-	-	2,610	-	2,610
Government Grants	$-	$-	$-	$-	$11,634	$11,634	$-	$11,634

Current Revenues from External Customers by Geographic Area

Makita’s current revenues from external customers by geographic area are set forth below.

Consolidated Net Sales by Geographic Area

	Yen in millions, except for percentage amounts						U.S. Dollars in thousands
	Year ended March 31,
	2010		2011		2012		2012
Japan	¥42,697	17.4%	¥46,065	16.9%	¥53,175	18.0%	$648,476
Europe	109,106	44.4	115,977	42.5	123,251	41.7	1,503,061
United States	26,292	10.7	27,691	10.2	28,660	9.7	349,512
North America (excluding United States)	8,217	3.3	9,420	3.4	8,815	3.0	107,500
Asia (excluding Japan)	18,373	7.5	23,073	8.5	26,013	8.8	317,232
Other	41,138	16.7	50,404	18.5	55,797	18.8	680,451

Total	¥245,823	100%	¥272,630	100%	295,711	100%	$3,606,232

Consolidated Net Sales by Product categories

Consolidated Net Sales by Product Categories

	Yen in millions, except for percentage amounts						U.S. Dollars in thousands
Fiscal year	2010		2011		2012		2012
Power Tools	¥173,998	70.8%	¥195,952	71.9%	¥213,274	72.1%	$2,600,903
Gardening Equipments, Household and Other Products	34,145	13.9	37,145	13.6	39,827	13.5	485,695
Parts, Repairs and Accessories	37,680	15.3	39,533	14.5	42,610	14.4	519,634

Total	¥245,823	100%	¥272,630	100%	¥295,711	100%	$3,606,232